RELATED PARTY TRANSACTIONS (Details 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Rental Income, Nonoperating	$ 26,001	$ 19,200	$ 4,800